SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Investment measured at fair value on a recurring basis
Investment measured at fair value on a recurring basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$6,250

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable securities – available for sale, net of discount for effect of restriction	$-	$-	$12,500

Computation of basic and diluted loss per share
The following table sets forth the computation of basic and diluted loss per share:
	For the Three Months ended June 30, 2013	For the Three Months ended June 30, 2012	For the Six Months ended June 30, 2013	For the Six Months ended June 30, 2012
Numerator:
Loss from continuing operations	$(819,972)	$(283,980)	$(1,534,288)	$(3,216,554)
Loss from discontinued operations	$9,473	$(1,302,620)	$118,253	$(1,329,925)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	4,249,120	3,174,716	3,874,283	2,774,609

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.19)	$(0.09)	$(0.40)	$(1.16)
Loss from discontinued operations	$(0.00)	$(0.41)	$0.03	$0.48

	For the Year ended December 31, 2012	For the period from inception, April 30, 2011 to December 31, 2011
Numerator:
Loss from continuing operations	$(5,527,637)		$(9,848)
Loss from discontinued operations	$(1,410,671)		$(99,474)

Denominator:
Denominator for basic and diluted loss per share
(weighted-average shares)	36,238,712		7,469,388

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.15)	$	(0.00)
Loss from discontinued operations	$(0.04)		$(0.01)